ACCOUNTS RECEIVABLE, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Net recovery of provision for credit losses made for accounts receivable due from third parties				¥ 8,767,356
Provision for doubtful accounts of accounts receivable due from third parties	¥ 981,891	$ 137,066	¥ 973,012
Percentage of not-collection from our customers	32.8	32.8
Amount of not-collection from our customers	¥ 11,750,000	$ 1,600,000